SHORT-TERM INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 873,976	$ 1,012,286
Short-term bank deposits	$ 22,068	$ 29,657